Earnings Per Share - Additional Information (Details) shares in Millions	6 Months Ended
Jun. 30, 2018 $ / shares shares
Earnings Per Share [Abstract]
Warrants, Outstanding | shares	3.5
Warrants, exercise price | $ / shares	$ 42.04
Warrants, Term	4 years